Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Subsequent Events [Abstract]
Subsequent events
35	Subsequent events

The Company has evaluated subsequent events through the filing of this Form 10-Q, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements except for the following:

(A)	On January 30, 2024, the Company received a statement of arbitration claims involving warrant holders seeking damages of at least $10,000,000 purportedly arising from the alleged breaches of certain agreements between the Company and warrant holders. Additionally, the Claim requests additional amounts for attorneys’ fees and costs, as well as an order of rescission regarding the issuance of certain allegedly wrongfully dilutive shares of the company’s stock issued in connection with the business combination or, alternatively, an order mandating a purportedly anti-dilutive issuance of additional shares of Zoomcar common stock to the warrant holders. The Court denied the temporary injunctive relief and has scheduled a hearing on the order to show cause for February 21, 2024. Zoomcar is examining its legal options with respect to the Claim and the Court action. The Company believes that the claims are baseless and there was no breach of the agreements as alleged.

The outcome of these legal proceedings cannot be determined at this time, and there can be no assurance as to the ultimate resolution of these matters or the potential impact on the Company’s financial position, results of operations, or cash flows. The Company will continue to monitor these proceedings closely and provide updates as necessary in future financial disclosures.

(B)	On February 1, 2024, the Company entered into an agreement (the “Lock-Up Release Agreement”) with two of the former members of the Sponsor, ASJC Global LLC – Series 24 (“ASJC”) and Cohen Sponsor LLC – A24 RS, pursuant to which the Company agreed to waive the lock-up restrictions provided for in the Letter Agreement with respect to the Lock-Up Release Parties for a period of 120 days (the “Lock-Up Release Period”) in exchange for a cash fee to be paid by the Lock-Up Release Parties to the Company. No funds have been raised to date under this agreement.

34	Subsequent events

(A)	On December 28, 2023, the Company completed its merger transaction and received net proceeds of $5.8 million

(B)	On August 14, 2023, Zoomcar Vietnam Mobility LLC (“Zoomcar Vietnam”) has filed for the bankruptcy with the local authorities